Vessels and other fixed assets, net (Details) $ in Thousands			2 Months Ended		3 Months Ended	4 Months Ended	6 Months Ended			7 Months Ended
	Jan. 08, 2016 USD ($)	Jan. 06, 2016 USD ($)	Mar. 02, 2016 USD ($)	Feb. 26, 2016 USD ($)	Mar. 22, 2017 USD ($)	May 15, 2017 USD ($)	Jun. 30, 2017 USD ($)	Jun. 27, 2017 USD ($)	Jun. 30, 2016 USD ($)	Jul. 24, 2017 USD ($)	Dec. 31, 2015
Vessels [Line Items]
Payments to acquire property plant and equipment							$ 116,679		$ 388,660
Gain / (Loss) on sale of vessel							(370)		(21)
Impairment loss							$ 0		6,694
ABN Amro Bank $30,844 Facility
Vessels [Line Items]
Issuance date							Jun. 23, 2017
Face amount							$ 30,844
Star Lutas
Vessels [Line Items]
Delivery date							January 6, 2016
Payments to acquire property plant and equipment		$ 19,770
Star Lutas | Sinosure Facility
Vessels [Line Items]
Amount drawn down		$ 14,813
Kennadi
Vessels [Line Items]
Delivery date							January 8, 2016
Payments to acquire property plant and equipment	$ 21,229
Kennadi | Sinosure Facility
Vessels [Line Items]
Amount drawn down	$ 14,478
Star Poseidon
Vessels [Line Items]
Delivery date							February 26, 2016
Payments to acquire property plant and equipment				$ 33,390
Star Poseidon | DNB-SEB-CEXIM $227,500 Facility
Vessels [Line Items]
Amount drawn down				$ 23,400
Mackenzie
Vessels [Line Items]
Delivery date							March 2, 2016
Payments to acquire property plant and equipment			$ 18,221
Mackenzie | Sinosure Facility
Vessels [Line Items]
Amount drawn down			$ 12,720
Star Marisa
Vessels [Line Items]
Delivery date							March 11, 2016
Star Libra
Vessels [Line Items]
Delivery date							June 6, 2016
Operating vessels
Vessels [Line Items]
Number of vessels sold											4
Newbuilding vessels
Vessels [Line Items]
Number of vessels sold											5
Star Michele
Vessels [Line Items]
Impairment loss									$ 5,626
Star Virgo
Vessels [Line Items]
Delivery date							March 1, 2017
Star Ariadne
Vessels [Line Items]
Delivery date							March 28, 2017
Kamsarmax vessels
Vessels [Line Items]
Number of vessels acquired							2
Star Charis
Vessels [Line Items]
Delivery date							March 22, 2017
DWT							81,711
Payments to acquire property plant and equipment					$ 15,150
Star Suzanna
Vessels [Line Items]
Delivery date							May 15, 2017
DWT							81,711
Payments to acquire property plant and equipment						$ 15,150
Diva
Vessels [Line Items]
Delivery date							July 24, 2017
DWT							56,582
Payments to acquire property plant and equipment										$ 10,500
Tranche A | ABN Amro Bank $30,844 Facility
Vessels [Line Items]
Proceeds from issuance of debt								$ 16,000
Face amount							$ 16,000
Number of vessels financed							2
Capital Lease Obligations
Vessels [Line Items]
Capital leased assets, Number of vessels							8		6
Interest and finance costs							$ 5,805		$ 3,016
Capital leased assets, Net book value							331,248
Capital leased assets, Accumulated depreciation							$ 15,298